Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014
Guarantees disclosure
Performance guarantee obligations for 2012 separation, fair value	$ 3	$ 3
Performance guarantee obligations for 2007 separation, fair value	3
Letters of credit and bank guarantees outstanding	581	$ 662
Roll-forward of warranty accrual:
Warranty accrual, balance at the beginning of the period	28
Warranties issued	20
Changes in estimates	(3)
Settlements	(13)
Product Warranty Accrual, Currency Translation, Increase (Decrease)	(2)
Warranty accrual, balance at the end of the period	$ 30